Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets, Net [Abstract]
ERP-Zhituo software	$ 29,622	$ 30,527
Less: accumulated amortization	(17,773)	(15,264)
Intangible assets, net	$ 11,849	$ 15,263	$ 18,810